EXPLORATION AND EVALUATION INTERESTS - Spectrum Property (Details) - shares	Jun. 01, 2022	Oct. 27, 2014
Exploration And Evaluation Interests [Line Items]
Share issued (shares)	1,058,597
Spectrum
Exploration And Evaluation Interests [Line Items]
Percentage of ownership		100.00%